Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Other Payables and Accrued Liabilities
Schedule of other payables and accrued liabilities

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Value added tax and other taxes payable	170,079	225,598	33,614
Accrued payroll	59,644	59,834	8,915
Service fee payables	7,458	2,710	404
Payables related to office rental and property management fee	26,968	12,102	1,803
Contingent liabilities related to legal proceedings	1,300	—	—
Equity purchase payable (1)	3,990	19,290	2,875
Payables related to the real property companies (2)	—	73,950	11,019
Other current liabilities	9,258	12,644	1,882
	278,697	406,128	60,512
(1)	As of June 30, 2021, this amount represented the cash consideration payable to a third-party for the acquisition of Shanghai Ziji in May 2020. As of June 30, 2022, this amount represented the cash consideration payable to a third party for the acquisition of Grand Doctor (Note 4) of RMB15,300, which has been paid off in July 2022 as well as the cash consideration payable of RMB3,990 to a third party for the acquisition of Shanghai Ziji in May 2020.
(2)	On December 9, 2021, Hywin Wealth Management Co., Ltd. acquires Shanghai Yulan Real Property Co., Ltd., Shanghai Suxiao Real Property Co., Ltd., Shanghai Danxiao Real Property Co. Ltd. and Shanghai Biyu Real Property Co., Ltd. (collectively refer to as the “Real Property Companies”). The Group took over the liabilities from the real property companies to a third party. The payables related to the real property companies amounted to RMB73,950, which is unsecured, interest free and payment on demand.